Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2012	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011 Well	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Textual)
Conversion ratio of reverse stock split (effective October 19, 2011)		4:1			four-for-one			four-for-one
Net cash provided by (used in) operating activities					$ (2,747,079)	$ 1,315,070	$ (381,239)	$ (570,247)	$ 3,758,694
Change in cash and cash equivalents					(2,009,446)	(4,882,674)	108,400	(2,821,023)	5,420,344
Decrease in working capital					2,200,000
Value of debt and equity securities raised through private placement since inception	5,000,000							72,000,000
Description of relationship between capitalized costs and the proved reserves attributable to the costs					Sale of 25% or more of proved reserves
Capitalized oil and gas property costs less accumulated depletion and net of deferred income taxes, description					The present value, discounted at 10%, of estimated future net revenues from proved oil and gas reserves, plus ii.) the cost of unproved properties not subject to amortization (without regard to estimates of fair value), or estimated fair value, if lower, of unproved properties that are not subject to amortization
Impairment of evaluated properties					3,274,718			2,821,176
Cost from well in progress					4,980,000
Outstanding warrants excluded from the diluted share calculations					6,238,900
Derivative shares related to convertible notes payable excluded from the diluted share calculations					3,152,941
Proceeds from land sold								4,500,000
Remittance of monthly net revenues on the Hexagon debt								2,000,000
Maturity Date								Jan. 01, 2013
Additional advance received from Hexagon								309,000
Payment of related party advance								309,000
Payment of notes								325,000
Extended maturity date								Jun. 30, 2013
Cash and cash equivalents maturity period, Maximum								90 days
Bad debt expense									400,000
Assets Held-for-sale								0	0
Percentage of revenue sold to Shell Trading (US)								76.00%	64.00%
Percentage of sale of reserves								25% or more.
Percentage of discounted estimated future net revenues								10.00%
Impairment Expense								2,821,176	0
Impairment of unproved property								3,861,875	0
Number of well in progress								2
Unamortized deferred financing costs								2,300,000	3,200,000
Amortization expense								5,000,000	4,000,000
Prepaid financial advisory fees								574,000	979,000
Prepaid fees non cash consideration paid									1,234,000
Amortization of prepaid fees								405,000	247,000
Property and equipment estimated useful life								One to 7 years
Depreciation								34,000	5,000
Impairment of long-lived assets of two medium depth drilling rigs								0	0	2,750,000
Net asset								592,150	540,707
Related liability								$ 612,874	$ 507,280
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the diluted share calculations								5,638,900	5,638,900
Derivative [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the diluted share calculations								5,764,233	5,764,233